Income Taxes (Tables)	3 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Tax Expense (Benefit) and Effective Tax Rate

	Three Months Ended March 31,
	2023	2022
	(Dollars in millions)
Tax expense	$27	$37
Effective tax rate	25.0%	29.6%